Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
22.	SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented. In 2025, we adjusted the name of our business segments to more accurately reflect the nature of each segment’s operations and our business strategies. Following this adjustment, our business is organized into three segments: the credit solution business (formerly known as the “financial services business”), the insurance brokerage business, and others (formerly known as the “consumption and lifestyle business and others”).

The summary of each segment’s operating results for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the Year Ended December 31, 2023
	Credit	Insurance
	solution business	brokerage business	Others	Total
	RMB	RMB	RMB	RMB
Net Revenue	2,515,119	963,822	1,416,692	4,895,633

Operating costs and expenses :
Sales and marketing	(498,055)	(12,887)	(145,661)	(656,603)
Origination and servicing	(223,468)	(697,669)	(55,035)	(976,172)
Research and development	(44,467)	(651)	(6,566)	(51,684)
General and administrative	(53,031)	(13,835)	(77,457)	(144,323)
Allowance for contract assets, receivables and others	(262,607)	390	771	(261,446)
Provision for contingent liabilities	(27,035)	—	—	(27,035)
Total segment income from operations	1,406,456	239,170	1,132,744	2,778,370
Unallocated expense	—	—	—	(183,588)
Other income	—	—	—	50,578
Income before provision for income taxes	1,406,456	239,170	1,132,744	2,645,360

	For the Year Ended December 31, 2024
	Credit	Insurance
	solution business	brokerage business	Others	Total
	RMB	RMB	RMB	RMB
Net Revenue	3,473,109	408,369	1,924,423	5,805,901

Operating costs and expenses ：
Sales and marketing	(1,102,737)	(13,706)	(79,986)	(1,196,429)
Origination and servicing	(442,312)	(407,225)	(33,420)	(882,957)
Research and development	(342,495)	(979)	(8,672)	(352,146)
General and administrative	(107,648)	(15,389)	(31,503)	(154,540)
Allowance for contract assets, receivables and others	(519,895)	663	(908)	(520,140)
Provision for contingent liabilities	(869,280)	—	—	(869,280)
Total segment income from operations	88,742	(28,267)	1,769,934	1,830,409
Unallocated expense	—	—	—	(183,345)
Other income	—	—	—	214,857
Income/(loss) before provision for income taxes	88,742	(28,267)	1,769,934	1,861,921
	For the Year Ended December 31, 2025
	Credit	Insurance
	solution business	brokerage business	Others	Total
	RMB	RMB	RMB	RMB
Net Revenue	5,040,026	297,593	381,601	5,719,220

Operating costs and expenses ：
Sales and marketing	(1,071,892)	(9,242)	(78,800)	(1,159,934)
Origination and servicing	(515,722)	(260,916)	(9,748)	(786,386)
Research and development	(365,610)	(1,345)	(633)	(367,588)
General and administrative	(146,638)	(11,335)	(34,156)	(192,129)
Allowance for contract assets, receivables and others	(891,601)	579	1,916	(889,106)
Provision for contingent liabilities	(2,366,344)	—	—	(2,366,344)
Total segment income from operations	(317,781)	15,334	260,180	(42,267)
Unallocated expense	—	—	—	(179,491)
Other income	—	—	—	183,741
(Loss)/income before provision for income taxes	(317,781)	15,334	260,180	(38,017)

Depreciation and amortization expenses of Credit solution business for the years ended December 31, 2023, 2024 and 2025 were RMB1,019, RMB1,861 and RMB3,386, respectively, while such expenses of Insurance brokerage business for the years ended December 31, 2023, 2024 and 2025 were RMB101, RMB359 and RMB417, respectively, while such expenses of Others for the years ended December 31, 2023, 2024 and 2025 were RMB1,506, RMB968 and RMB577, respectively.